Note 20 - Regulatory Capital Matters (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]
					To Be Well
					Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(In Thousands)
As of December 31, 2017

Total Capital to Risk-Weighted Assets
Consolidated	$127,786	15.56%	$65,718	8.00%	N/A	N/A
Colony Bank	127,470	15.54	65,628	8.00	$82,036	10.00%

Tier I Capital to Risk-Weighted Assets
Consolidated	120,279	14.64	49,289	6.00	N/A	N/A
Colony Bank	119,963	14.62	49,221	6.00	65,628	8.00

C ommon Equity Tier 1 Capital to Risk-Weighted Assets
Consolidated	96,779	11.78	36,967	4.50	N/A	N/A
Colony Bank	119,963	14.62	36,916	4.50	53,323	6.50

Tier I Capital to Average Assets
Consolidated	120,279	9.89	48,635	4.00	N/A	N/A
Colony Bank	119,963	9.88	48,566	4.00	60,708	5.00

As of December 31, 201 6

Total Capital to Risk-Weighted Assets
Consolidated	$130,785	16.64%	$62,880	8.00%	N/A	N/A
Colony Bank	127,646	16.26	62,796	8.00	$78,495	10.00%

Tier I Capital to Risk-Weighted Assets
Consolidated	121,862	15.50	47,160	6.00	N/A	N/A
Colony Bank	118,723	15.12	47,097	6.00	62,796	8.00

Common Equity Tier 1 Capital to Risk-Weighted Assets
Consolidated	89,002	11.32	35,370	4.50	N/A	N/A
Colony Bank	118,723	15.12	35,323	4.50	51,022	6.50

Tier I Capital to Average Assets
Consolidated	121,862	10.29	47,368	4.00	N/A	N/A
Colony Bank	118,723	10.04	47,290	4.00	59,113	5.00